Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
18.	Intangible assets, net

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2020
Purchased software	1,089	(203)	886
Trademarks	121	(62)	59
Licensed copyrights	179	(85)	94
Intangible assets	1,389	(350)	1,039

18.	Intangible assets, net (Continued)

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2021
Purchased software	1,206	(322)	884
Trademarks	124	(76)	48
Licensed copyrights	181	(104)	77
Intangible assets	1,511	(502)	1,009

Amortization expenses recognized for the years ended December 31, 2019, 2020 and 2021 were US$90 thousands, US$94 thousands and US$143 thousands, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Year	(In thousands)
2022	151
2023	151
2024	151
2025	151
2026	151
Thereafter	254
Total	1,009